American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
July 31, 2020

NT Heritage - Schedule of Investments
JULY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
Aerospace and Defense — 0.3%
Mercury Systems, Inc.(1)	37,445	2,899,366
Auto Components — 0.9%
Aptiv plc	113,754	8,844,373
Beverages — 1.1%
Constellation Brands, Inc., Class A	57,997	10,335,065
Biotechnology — 5.7%
ACADIA Pharmaceuticals, Inc.(1)	149,056	6,196,258
Alnylam Pharmaceuticals, Inc.(1)	74,951	10,924,858
Argenx SE, ADR(1)	29,261	6,733,834
Exact Sciences Corp.(1)	141,857	13,440,951
Immunomedics, Inc.(1)	349,740	14,769,520
Turning Point Therapeutics, Inc.(1)	71,076	4,209,831
		56,275,252
Building Products — 2.9%
AZEK Co., Inc. (The)(1)	23,171	799,399
Fortune Brands Home & Security, Inc.	215,166	16,460,200
Trane Technologies plc	103,828	11,615,238
		28,874,837
Capital Markets — 3.9%
LPL Financial Holdings, Inc.	125,301	9,901,285
MarketAxess Holdings, Inc.	22,310	11,527,577
MSCI, Inc.	45,509	17,110,474
		38,539,336
Chemicals — 0.5%
Albemarle Corp.	61,327	5,057,024
Communications Equipment — 4.1%
Arista Networks, Inc.(1)	68,515	17,798,142
F5 Networks, Inc.(1)	161,760	21,983,184
		39,781,326
Containers and Packaging — 1.8%
Avery Dennison Corp.	41,768	4,733,985
Ball Corp.	174,371	12,838,937
		17,572,922
Distributors — 0.7%
LKQ Corp.(1)	253,791	7,154,368
Diversified Consumer Services — 1.0%
Chegg, Inc.(1)	115,742	9,371,630
Electrical Equipment — 3.5%
AMETEK, Inc.	140,581	13,109,178
nVent Electric plc	407,237	7,395,424
Rockwell Automation, Inc.	27,497	5,998,196
Sensata Technologies Holding plc(1)	206,603	7,846,782
		34,349,580
Electronic Equipment, Instruments and Components — 4.4%
Cognex Corp.	387,939	25,941,481
Keysight Technologies, Inc.(1)	168,349	16,816,382
		42,757,863

Entertainment — 1.8%
Roku, Inc.(1)	56,705	8,783,037
Zynga, Inc., Class A(1)	938,203	9,222,536
		18,005,573
Equity Real Estate Investment Trusts (REITs) — 1.0%
SBA Communications Corp.	30,440	9,483,278
Health Care Equipment and Supplies — 6.9%
Align Technology, Inc.(1)	59,998	17,628,612
DexCom, Inc.(1)	32,675	14,231,270
Masimo Corp.(1)	61,762	13,595,052
Teleflex, Inc.	58,263	21,737,925
		67,192,859
Health Care Providers and Services — 3.3%
Amedisys, Inc.(1)	56,938	13,332,602
Encompass Health Corp.	281,408	19,158,257
		32,490,859
Health Care Technology — 3.4%
Teladoc Health, Inc.(1)	44,360	10,541,267
Veeva Systems, Inc., Class A(1)	85,727	22,680,792
		33,222,059
Hotels, Restaurants and Leisure — 3.3%
Chipotle Mexican Grill, Inc.(1)	21,891	25,287,608
Las Vegas Sands Corp.	170,655	7,447,384
		32,734,992
Household Durables — 1.3%
D.R. Horton, Inc.	196,278	12,985,752
Insurance — 0.7%
SelectQuote, Inc.(1)	397,283	7,107,393
Interactive Media and Services — 1.2%
Match Group, Inc.(1)	111,686	11,470,152
Internet and Direct Marketing Retail — 0.8%
Wayfair, Inc., Class A(1)(2)	27,499	7,317,209
IT Services — 5.5%
Fiserv, Inc.(1)	112,426	11,218,990
Square, Inc., Class A(1)	154,115	20,011,833
Twilio, Inc., Class A(1)	81,262	22,543,704
		53,774,527
Leisure Products — 0.9%
Peloton Interactive, Inc., Class A(1)	131,969	9,002,925
Life Sciences Tools and Services — 3.0%
Bruker Corp.	240,626	10,736,732
Mettler-Toledo International, Inc.(1)	19,181	17,934,235
Repligen Corp.(1)	7,505	1,132,580
		29,803,547
Machinery — 1.8%
Graco, Inc.	168,290	8,959,759
Parker-Hannifin Corp.	47,351	8,472,041
		17,431,800
Personal Products — 0.8%
Shiseido Co. Ltd.	135,500	7,509,277
Pharmaceuticals — 1.0%
Horizon Therapeutics plc(1)	158,543	9,701,246
Professional Services — 2.4%
CoStar Group, Inc.(1)	5,354	4,549,615

IHS Markit Ltd.	46,924	3,788,175
Verisk Analytics, Inc.	81,947	15,464,218
		23,802,008
Road and Rail — 1.1%
J.B. Hunt Transport Services, Inc.	82,234	10,641,080
Semiconductors and Semiconductor Equipment — 7.7%
Advanced Micro Devices, Inc.(1)	124,764	9,660,477
Marvell Technology Group Ltd.	321,245	11,715,805
Skyworks Solutions, Inc.	93,755	13,648,853
Teradyne, Inc.	212,175	18,875,088
Xilinx, Inc.	203,426	21,837,781
		75,738,004
Software — 15.8%
Atlassian Corp. plc, Class A(1)	54,572	9,640,144
Cadence Design Systems, Inc.(1)	389,577	42,561,287
Coupa Software, Inc.(1)	31,872	9,767,174
DocuSign, Inc.(1)	63,144	13,691,514
Envestnet, Inc.(1)	98,222	7,975,626
Manhattan Associates, Inc.(1)	162,113	15,528,804
Palo Alto Networks, Inc.(1)	62,660	16,035,947
RingCentral, Inc., Class A(1)	51,409	14,922,491
Splunk, Inc.(1)	120,290	25,239,248
		155,362,235
Specialty Retail — 2.2%
Burlington Stores, Inc.(1)	61,646	11,589,448
Five Below, Inc.(1)	91,208	9,933,463
		21,522,911
Textiles, Apparel and Luxury Goods — 1.5%
lululemon athletica, Inc.(1)	44,661	14,541,175
TOTAL COMMON STOCKS (Cost $797,316,470)		962,653,803
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 2.125%, 9/15/22 - 12/31/22, valued at $5,931,577), in a joint trading account at 0.04%, dated 7/31/20, due 8/3/20 (Delivery value $5,816,338)		5,816,319
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25% - 4.75%, 7/31/25 - 2/15/37, valued at $9,494,238), at 0.05%, dated 7/31/20, due 8/3/20 (Delivery value $9,308,039)		9,308,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,728	12,728
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,137,047)		15,137,047
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $860,384)	860,384	860,384
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $813,313,901)		978,651,234
OTHER ASSETS AND LIABILITIES — 0.2%		2,071,311
TOTAL NET ASSETS — 100.0%		$980,722,545

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	20,212,560	USD	187,799	Bank of America N.A.	9/30/20	$3,282
JPY	15,310,260	USD	143,510	Bank of America N.A.	9/30/20	1,226
JPY	47,626,560	USD	453,577	Bank of America N.A.	9/30/20	(3,337)
JPY	84,004,200	USD	797,055	Bank of America N.A.	9/30/20	(2,918)
USD	5,012,322	JPY	533,671,920	Bank of America N.A.	9/30/20	(32,771)
USD	123,546	JPY	13,273,920	Bank of America N.A.	9/30/20	(1,940)
USD	3,224,331	JPY	345,078,540	Bank of America N.A.	9/30/20	(37,886)
						$(74,344)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $843,239. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $860,384.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	955,144,526	7,509,277	—
Temporary Cash Investments	12,728	15,124,319	—
Temporary Cash Investments - Securities Lending Collateral	860,384	—	—
	956,017,638	22,633,596	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,508	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	78,852	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.